Document and Entity Information	12 Months Ended
Apr. 24, 2016
Document and Entity Information
Entity Registrant Name	ISLE OF CAPRI CASINOS INC
Entity Central Index Key	0000863015
Document Type	8-K
Document Period End Date	Apr. 24, 2016
Amendment Flag	true
Amendment Description	Isle of Capri Casinos, Inc. ("Isle" or "registrant") is recasting certain financial information included in its Annual Report on Form 10-K, which was previously filed with the U.S. Securities and Exchange Commission ("SEC") on June 21, 2016. The relevant financial information in the Form 10-K is being recast to reflect the results of our Lake Charles, Louisiana and Marquette, Iowa properties as discontinued operations as a result of entering into separate agreements to sell those properties. In addition, Isle adopted Financial Accounting Standards Board ("FASB") Update No. 2015-03, "Interest-Imputation of Interest" in the first quarter of fiscal 2017, which requires debt issuance costs to be presented as a direct deduction from the carrying amount of the related debt liability. The adoption of FASB Update No. 2015-03 is reflected in all periods presented of the recast consolidated balance sheets.
Current Fiscal Year End Date	--04-24
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY